Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Note 6 — Related Party Transactions As of March 31, 2021 directors and officers have reimbursable expenses of $45,529.

NOTE 5. RELATED PARTY TRANSACTIONS

Promissory Note – Related Party

On November 7, 2016, the Company issued a promissory note to a director of the Company, pursuant to which the Company borrowed an aggregate of $34,259. The promissory note was payable without interest on the earlier of (i) July 1, 2019, (ii) the date on which the Company consummated the Initial Public Offering or (iii) the date on which the Company determined to not proceed with such Initial Public Offering. The promissory note was repaid upon the consummation of the Initial Public Offering on January 31, 2019.

Advance from Related Party

A director of the Company advanced the Company an aggregate of $81,280 to cover expenses related to the Initial Public Offering. The advances were non-interest bearing and due on demand. The advances were repaid upon the consummation of the Initial Public Offering.